Offsets	Sep. 15, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	SMX (Security Matters) PLC
Form or Filing Type	F-1
File Number	333-289651
Initial Filing Date	Aug. 15, 2025
Fee Offset Claimed	$ 14,635.96
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares (2)
Unsold Securities Associated with Fee Offset Claimed | shares	16,742,101
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 95,597,396
Explanation for Claimed Amount

Explanation of the basis for claimed offset:

(1)	The Registrant previously paid registration fees to register 22,590,361 Ordinary Shares under a Registration Statement on Form F-1 (File No. 333-289651) (the “Prior Registration Statement”). The selling stockholders identified in the Prior Registration Statement have fully converted their convertible promissory notes and were issued 5,848,260 Ordinary Shares upon such conversion. As such, there remains 16,742,101 unsold Ordinary Shares under the Prior Registration Statement The Registrant is therefore claiming $14,635.96 as a fee offset related to the 16,742,101 Ordinary Shares.

Offset Note	The Registrant previously paid registration fees to register 22,590,361 Ordinary Shares under a Registration Statement on Form F-1 (File No. 333-289651) (the “Prior Registration Statement”). The selling stockholders identified in the Prior Registration Statement have fully converted their convertible promissory notes and were issued 5,848,260 Ordinary Shares upon such conversion. As such, there remains 16,742,101 unsold Ordinary Shares under the Prior Registration Statement The Registrant is therefore claiming $14,635.96 as a fee offset related to the 16,742,101 Ordinary Shares.The Company has completed the offering relating to its Ordinary Shares made under the Prior Registration Statement.
Termination / Withdrawal Statement	Rule 457(p) Statement of Withdrawal, Termination, or Completion:
(2)	The Company has completed the offering relating to its Ordinary Shares made under the Prior Registration Statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	SMX (Security Matters) PLC
Form or Filing Type	F-1
File Number	333-289651
Filing Date	Aug. 15, 2025
Fee Paid with Fee Offset Source	$ 19,748.51
Offset Note	The Registrant previously paid registration fees to register 22,590,361 Ordinary Shares under a Registration Statement on Form F-1 (File No. 333-289651) (the “Prior Registration Statement”). The selling stockholders identified in the Prior Registration Statement have fully converted their convertible promissory notes and were issued 5,848,260 Ordinary Shares upon such conversion. As such, there remains 16,742,101 unsold Ordinary Shares under the Prior Registration Statement The Registrant is therefore claiming $14,635.96 as a fee offset related to the 16,742,101 Ordinary Shares.